Expense Example {- Fidelity® Series Global ex U.S. Index Fund} - 10.31 Fidelity Series Global ex U.S. Index Fund PRO-09 - Fidelity® Series Global ex U.S. Index Fund - Fidelity Series Global ex U.S. Index Fund-Default
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	8
10 years	$ 22